Digital Assets (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) Cryptocurrencies $ / shares	Jun. 30, 2025 USD ($) Cryptocurrencies	Dec. 31, 2025 USD ($) Cryptocurrencies	Dec. 31, 2024 USD ($)
BTC [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	$ 723,600	$ 19,000
Crypto units | Cryptocurrencies		12	25
Fair value	$ 1,464,000	$ 1,285,600	$ 2,187,600
ENA [Member]
Digital Assets [Line Items]
Crypto units | Cryptocurrencies	5,203,582		5,203,582
Fair value	$ 374,900		$ 1,038,700
ETH [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	$ (1,800)
Crypto units | Cryptocurrencies	3,373
Fair value	$ 1,600
USDT [Member]
Digital Assets [Line Items]
Crypto units | Cryptocurrencies	433,200		2,534,100
Fair value	$ 433,200	83,100	$ 2,534,100
AA [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	$ 198,100
Crypto units | Cryptocurrencies	1,050,000
Fair value	$ 1,248,100
Digital Assets [Member] | BTC [Member]
Digital Assets [Line Items]
Fair value		$ 1,285,600
Digital Assets [Member] | ENA [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	663,800
Digital Assets [Member] | ETH [Member]
Digital Assets [Line Items]
Recognized an increase in fair value	$ 1,800
Digital Assets [Member] | USDT [Member]
Digital Assets [Line Items]
Crypto units | Cryptocurrencies	301,333,333
Fair value per share (in Dollars per share) | $ / shares	$ 1
Digital Assets [Member] | AA [Member]
Digital Assets [Line Items]
Crypto units | Cryptocurrencies	301,333,333